Accident and Health Claim Reserves	12 Months Ended
Dec. 31, 2014
Accident and Health Claim Reserves
(11)	Accident and Health Claim Reserves

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2014, are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

Activity in the accident and health claim reserves is summarized as follows:

	2014	2013	2012
Balance at January 1, net of reinsurance recoverable of $264, $200, and $256 respectively	$1,032	2,229	2,514
Incurred related to:
Current year	1,251	868	28
Prior years	283	564	153

Total incurred	1,534	1,432	181

Paid related to:
Current year	49	77	14
Prior years	381	2,552	452

Total paid	430	2,629	466

Balance at December 31, net of reinsurance recoverable of $360, $264, and $200, respectively	$2,136	1,032	2,229

Prior year incurreds for 2014 and 2013 reflect unfavorable claim development with the group marketing and individual LTC lines of business. Prior year incurreds for 2012 reflect unfavorable claim development with the group marketing line of business.